Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textual) [Abstract]
Realized federal and state income tax credits on investments	$ 756,000,000	$ 713,000,000	$ 685,000,000
Amortization expense recorded in tax expense on tax-advantaged investments	278,000,000	228,000,000	265,000,000
Amortization expense recognized in other noninterest expense on tax-advantaged investments	528,000,000	546,000,000	436,000,000
Short-term borrowings related to tender option bond program	5,300,000,000	5,700,000,000
Available-for-sale securities related to the tender option bond program	5,400,000,000	5,300,000,000
Minimum amount of investment in an unconsolidated VIE	1,000,000	1,000,000
Maximum amount of investment in an unconsolidated VIE	37,000,000	41,000,000
Aggregate amount of investments in unconsolidated VIEs	1,800,000,000	2,000,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	4,800,000,000	5,000,000,000
Company's maximum exposure to loss related to community development tax-advantaged investments	1,800,000,000	1,900,000,000
Company's maximum exposure previously recorded tax credits	3,000,000,000	3,000,000,000
Assets related to community development and tax-advantaged investment entities VIEs	5,600,000,000	3,800,000,000
Liabilities related to community development and tax-advantaged investment entities VIEs	4,000,000,000	2,600,000,000
Held-to-maturity Securities [Member]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Textual) [Abstract]
Held-to-maturity investment securities related to the conduit, in balance sheet	$ 202,000,000	$ 400,000,000